Other Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Other Operating Income (Expense)

(CAD$ in millions)	2020	2019
Settlement pricing adjustments (Note 30(b))	$47	$(49)
Share-based compensation	(47)	(4)
Environmental costs and remeasurement of decommissioning and restoration provisions for closed operations	(270)	(197)
Care and maintenance costs	(52)	(36)
Social responsibility and donations	(23)	(18)
Gain (loss) on sale of assets	34	(20)
Commodity derivatives (Note 30(b))	62	17
Take or pay contract costs	(104)	(123)
COVID-19 costs (Note 4(c))	(282)	—
Other	(90)	(75)
	$(725)	$(505)